Investments in Associates and Joint Ventures - Summary of Financial Information on Major Associates and Joint Ventures Adjustments to Carrying Amount of Investment in Associates and Dividends Received (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of significant investments in major associates and joint ventures [Line Items]
Share of net asset amount		₩ 765,121		₩ 598,413
Consolidated carrying amount		947,390	[1]	722,222	[1]	₩ 682,670
Dividends		14,125	[1]	27,684
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	7,804		9,095
Total liabilities	[2]	0		1
Paid-in capital	[2]	4,500		5,400
Equity	[2]	7,804		9,094
Share of net asset amount	[2]	5,203		6,062
Unrealized gains (losses) and other	[2]	0		1
Consolidated carrying amount	[2]	5,203		6,063
Operating revenue	[2]	398		0
Net profit (loss)	[2]	(541)		(12)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(541)		(12)
Dividends	[2]	0		0
Balhae Infrastructure Company
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	971,597		818,545
Total liabilities	[2]	122,393		74,665
Paid-in capital	[2]	882,264		794,860
Equity	[2]	849,204		743,880
Share of net asset amount	[2]	139,015		93,803	[3]
Unrealized gains (losses) and other	[2]	0		(37)
Consolidated carrying amount		139,015	[1],[2]	93,766	[1],[2],[3],[4]	90,617
Operating revenue	[2]	63,727		126,682
Net profit (loss)	[2]	70,486		121,783
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	70,486		121,783
Dividends	[2]	1,541	[1]	9,582
Aju Good Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	24,214		37,569
Total liabilities	[2]	0		395
Paid-in capital	[2]	900		900
Equity	[2]	24,214		37,174
Share of net asset amount	[2]	9,313		14,297
Unrealized gains (losses) and other	[2]	0		(1)
Consolidated carrying amount	[2]	9,313		14,296
Operating revenue	[2]	3,396		20,386
Net profit (loss)	[2]	(7,447)		15,176
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(7,447)		15,176
Dividends	[2]	2,120		3,577
Incheon Bridge Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	517,004		518,134
Total liabilities	[2]	520,577		602,460
Paid-in capital	[2]	61,096		61,096
Equity	[2]	(3,573)		(84,326)
Share of net asset amount	[2]	(535)		(12,640)	[3]
Unrealized gains (losses) and other	[2]	535		12,640
Consolidated carrying amount	[2]	0		0	[3]
Operating revenue	[2]	171,687		128,860
Net profit (loss)	[2]	66,701		22,110
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	66,701		22,110
Dividends	[2]	0		0
Big Dipper Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	1,527		813
Total liabilities	[2]	1,345		285
Paid-in capital	[2]	495		495
Equity	[2]	182		528
Share of net asset amount	[2]	32		94	[3]
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		32	[1],[2]	94	[1],[2],[3],[4]	60
Operating revenue	[2]	251		324
Net profit (loss)	[2]	(346)		(242)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(346)		(242)
Dividends	[2]	0	[1]	0
Food Factory Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	8,330		9,138
Total liabilities	[2]	5,253		6,196
Paid-in capital	[2]	450		450
Equity	[2]	3,077		2,942
Share of net asset amount	[2]	684		654	[5]
Unrealized gains (losses) and other	[2]	857		829
Consolidated carrying amount		1,541	[1],[2]	1,483	[1],[2],[4],[5]	1,399
Operating revenue	[2]	8,804		10,283
Net profit (loss)	[2]	428		(89)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	428		(89)
Dividends	[2]	0	[1]	0
KBSP Private Equity Fund No.4
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	22,631		16,807
Total liabilities	[2]	560		571
Paid-in capital	[2]	33,700		39,700
Equity	[2]	22,071		16,236
Share of net asset amount	[2]	3,995		2,495
Unrealized gains (losses) and other	[2]	0		(1)
Consolidated carrying amount	[2]	3,995		2,494
Operating revenue	[2]	8,363		3,894
Net profit (loss)	[2]	8,143		4,073
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	8,143		4,073
Dividends	[2]	0		0
Korea Credit Bureau Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	150,657		131,164
Total liabilities	[2]	62,343		68,756
Paid-in capital	[2]	10,000		10,000
Equity	[2]	88,314		62,408
Share of net asset amount	[2],[3]	7,948		5,617
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2],[3]	7,948		5,617
Operating revenue	[2]	175,338		163,707
Net profit (loss)	[2]	26,589		8,012
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	26,589		8,012
Dividends	[2]	90		90
KB Social Impact Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	11,965		16,440
Total liabilities	[2]	253		263
Paid-in capital	[2]	15,000		15,000
Equity	[2]	11,712		16,177
Share of net asset amount	[2]	3,514		4,853
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2]	3,514		4,853
Operating revenue	[2]	476		2,230
Net profit (loss)	[2]	(4,465)		1,958
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(4,465)		1,958
Dividends	[2]	0		0
KB-Solidus Global Healthcare Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	38,836		41,567
Total liabilities	[2]	0		517
Paid-in capital	[2]	3,000		3,000
Equity	[2]	38,836		41,050
Share of net asset amount	[2],[6]	16,829		17,789
Unrealized gains (losses) and other	[2]	696		696
Consolidated carrying amount		17,525	[1],[2],[6]	18,485	[1],[2],[4],[6]	22,432
Operating revenue	[2]	11,049		42,005
Net profit (loss)	[2]	(114)		36,193
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(114)		36,193
Dividends	[2]	910	[1]	10,920
POSCO-KB Shipbuilding Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	10,316		16,520
Total liabilities	[2]	1		1,357
Paid-in capital	[2]	5,840		5,840
Equity	[2]	10,315		15,163
Share of net asset amount	[2]	3,223		4,738
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		3,223	[1],[2]	4,738	[1],[2],[4]	4,798
Operating revenue	[2]	944		709
Net profit (loss)	[2]	(4,848)		(191)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(4,848)		(191)
Dividends	[2]	0	[1]	0
KB-TS Technology Venture Private Equity Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	26,460		28,233
Total liabilities	[2]	6,587		6,139
Paid-in capital	[2]	11,800		16,200
Equity	[2]	19,873		22,094
Share of net asset amount	[2],[6]	11,129		12,372
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		11,129	[1],[2],[6]	12,372	[1],[2],[4],[6]	13,794
Operating revenue	[2]	1,832		836
Net profit (loss)	[2]	946		362
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	946		362
Dividends	[2]	0	[1]	0
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			14,441
Total liabilities	[2]			0
Paid-in capital	[2]			0
Equity	[2]			14,441
Share of net asset amount	[2],[6]			6,145
Unrealized gains (losses) and other	[2]			(750)
Consolidated carrying amount		0	[1]	5,395	[1],[2],[4],[6]	17,051
Operating revenue	[2]			7,610
Net profit (loss)	[2]			2,302
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			2,302
Dividends		3,152	[1]	0	[2]
KB-SJ Tourism Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	9,893		18,003
Total liabilities	[2]	276		498
Paid-in capital	[2]	3,078		24,840
Equity	[2]	9,617		17,505
Share of net asset amount	[2],[3]	1,781		3,242
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		1,781	[1],[2],[3]	3,242	[1],[2],[3],[4]	3,773
Operating revenue	[2]	26,720		664
Net profit (loss)	[2]	22,068		(2,870)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	22,068		(2,870)
Dividends	[2]	1,517	[1]	0
UNION Media Commerce Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,318		3,318
Total liabilities	[2]	56		32
Paid-in capital	[2]	3,450		3,450
Equity	[2]	3,262		3,286
Share of net asset amount	[2]	946		952
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2]	946		952
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(23)		(16)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(23)		(16)
Dividends	[2]	0		0
KB-Stonebridge Secondary Private Equity Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	115,993		129,860
Total liabilities	[2]	193		205
Paid-in capital	[2]	111,020		115,598
Equity	[2]	115,800		129,655
Share of net asset amount	[2],[3]	16,867		18,885
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		16,867	[1],[2],[3]	18,885	[1],[2],[3],[4]	25,144
Operating revenue	[2]	6,646		9,698
Net profit (loss)	[2]	(8,923)		7,558
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(8,923)		7,558
Dividends	[2]	52	[1]	396
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	24,548		42,868
Total liabilities	[2]	251		379
Paid-in capital	[2]	29,313		46,868
Equity	[2]	24,297		42,489
Share of net asset amount	[2],[6]	5,764		15,946
Unrealized gains (losses) and other	[2]	1,876		(36)
Consolidated carrying amount		7,640	[1],[2],[6]	15,910	[1],[2],[4],[6]	16,539
Operating revenue	[2]	1		26
Net profit (loss)	[2]	(681)		(689)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(681)		(689)
Dividends	[2]	0	[1]	0
KB-UTC Inno-Tech Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	26,935		35,978
Total liabilities	[2]	448		573
Paid-in capital	[2]	42,418		43,180
Equity	[2]	26,487		35,405
Share of net asset amount	[2],[6]	11,730		15,680
Unrealized gains (losses) and other	[2]	3,752		2,297
Consolidated carrying amount		15,482	[1],[2],[6]	17,977	[1],[2],[4],[6]	19,180
Operating revenue	[2]	963		758
Net profit (loss)	[2]	(2,620)		(5,024)
Other comprehensive income (loss)	[2]	(561)		2,208
Total comprehensive income (loss)	[2]	(3,181)		(2,816)
Dividends	[2]	0	[1]	3
WJ Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	35,435		35,342
Total liabilities	[2]	475		161
Paid-in capital	[2]	37,100		37,100
Equity	[2]	34,960		35,181
Share of net asset amount	[2]	9,423		9,483
Unrealized gains (losses) and other	[2]	0		(1)
Consolidated carrying amount	[2]	9,423		9,482
Operating revenue	[2]	425		430
Net profit (loss)	[2]	(222)		(218)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(222)		(218)
Dividends	[2]	0		0
All Together Korea Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	10,849		10,543
Total liabilities	[2]	1		1
Paid-in capital	[2]	10,001		10,001
Equity	[2]	10,848		10,542
Share of net asset amount	[2],[7]	10,847		10,541
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2],[7]	10,847		10,541
Operating revenue	[2]	313		303
Net profit (loss)	[2]	307		297
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	307		297
Dividends	[2]	0		0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	123,434		145,519
Total liabilities	[2]	408		474
Paid-in capital	[2]	82,500		76,400
Equity	[2]	123,026		145,045
Share of net asset amount	[2],[3]	16,043		17,810
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2],[3]	16,043		17,810
Operating revenue	[2]	24,534		58,734
Net profit (loss)	[2]	(28,117)		47,415
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(28,117)		47,415
Dividends	[2]	0		0
2020 KB Fintech Renaissance Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	21,377		20,664
Total liabilities	[2]	38		38
Paid-in capital	[2]	10,900		10,900
Equity	[2]	21,339		20,626
Share of net asset amount	[2],[3]	1,077		1,041
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		1,077	[1],[2],[3]	1,041	[1],[2],[3],[4]	630
Operating revenue	[2]	868		8,289
Net profit (loss)	[2]	714		8,134
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	714		8,134
Dividends	[2]	0	[1]	0
KB Material and Parts No.1 PEF
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			22,808
Total liabilities	[2]			2
Paid-in capital	[2]			23,500
Equity	[2]			22,806
Share of net asset amount	[2],[3]			3,300
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount		0	[1]	3,300	[1],[2],[3],[4]	3,321
Operating revenue	[2]			451
Net profit (loss)	[2]			90
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			90
Dividends		0	[1]	34	[2]
FineKB Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	55,144		30,930
Total liabilities	[2]	294		141
Paid-in capital	[2]	63,760		42,600
Equity	[2]	54,850		30,789
Share of net asset amount	[2]	13,712		7,697
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		13,712	[1],[2]	7,697	[1],[2],[4]	10,483
Operating revenue	[2]	4,809		820
Net profit (loss)	[2]	3,028		(2,578)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	3,028		(2,578)
Dividends	[2]	32	[1]	16
G Payment Joint Stock Company
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	10,253		10,018
Total liabilities	[2]	2,994		2,386
Paid-in capital	[2]	2,950		2,950
Equity	[2]	7,259		7,632
Share of net asset amount	[2]	1,504		3,319
Unrealized gains (losses) and other	[2]	1,017		5,647
Consolidated carrying amount		2,521	[1],[2]	8,966	[1],[2],[4]	9,281
Operating revenue	[2]	1,411		11,434
Net profit (loss)	[2]	(944)		(539)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(944)		(539)
Dividends	[2]	0	[1]	0
KB-GeneN Medical Venture Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	8,526		8,583
Total liabilities	[2]	178		48
Paid-in capital	[2]	8,880		8,880
Equity	[2]	8,348		8,535
Share of net asset amount	[2]	1,880		1,922
Unrealized gains (losses) and other	[2]	0		1
Consolidated carrying amount	[2]	1,880		1,923
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(187)		(187)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(187)		(187)
Dividends	[2]	0		0
KB-BridgePole Venture Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			13,781
Total liabilities	[2]			72
Paid-in capital	[2]			2,160
Equity	[2]			13,709
Share of net asset amount	[2],[3]			863
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount		0	[1]	863	[1],[2],[3],[4]	835
Operating revenue	[2]			22,202
Net profit (loss)	[2]			21,916
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			21,916
Dividends		0	[1]	638	[2]
KB-Kyobo New Mobility Power Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			9,216
Total liabilities	[2]			40
Paid-in capital	[2]			10,500
Equity	[2]			9,176
Share of net asset amount	[2]			2,622
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount		0	[1]	2,622	[1],[2],[4]	2,826
Operating revenue	[2]			1
Net profit (loss)	[2]			(715)
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			(715)
Dividends		0	[1]	0	[2]
DA-Friend New Technology Investment Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,500		3,502
Total liabilities	[2]	151		74
Paid-in capital	[2]	3,650		3,650
Equity	[2]	3,349		3,428
Share of net asset amount	[2]	906		927
Unrealized gains (losses) and other	[2]	0		1
Consolidated carrying amount	[2]	906		928
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(79)		(78)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(79)		(78)
Dividends	[2]	0		0
Cornerstone Pentastone Fund No.4
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,553		3,623
Total liabilities	[2]	3		22
Paid-in capital	[2]	3,800		3,800
Equity	[2]	3,550		3,601
Share of net asset amount	[2]	764		775
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		764	[1],[2]	775	[1],[2],[4]	792
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(50)		(81)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(50)		(81)
Dividends	[2]	0	[1]	0
Star-Lord General Investors Private Real Estate Investment Company No.10
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	514,425		522,947
Total liabilities	[2]	421,241		419,224
Paid-in capital	[2]	178,000		178,000
Equity	[2]	93,184		103,723
Share of net asset amount	[2]	24,452		27,213
Unrealized gains (losses) and other	[2]	(24,452)		(27,213)
Consolidated carrying amount	[2]	0		0
Operating revenue	[2]	18,279		33,947
Net profit (loss)	[2]	(4,135)		(55,599)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(4,135)		(55,599)
Dividends	[2]	0		0
KB-Badgers Future Mobility ESG Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	32,051		15,600
Total liabilities	[2]	0		672
Paid-in capital	[2]	44,198		18,766
Equity	[2]	32,051		14,928
Share of net asset amount	[2]	13,109		6,106
Unrealized gains (losses) and other	[2]	0		(1)
Consolidated carrying amount	[2]	13,109		6,105
Operating revenue	[2]	954		150
Net profit (loss)	[2]	(8,304)		(2,219)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(8,304)		(2,219)
Dividends	[2]	2		0
JS Private Equity Fund No.3
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,625		9,090
Total liabilities	[2]	0		1
Paid-in capital	[2]	4,614		8,300
Equity	[2]	3,625		9,089
Share of net asset amount	[2]	742		1,862
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2]	742		1,862
Operating revenue	[2]	309		1,135
Net profit (loss)	[2]	(1,778)		963
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(1,778)		963
Dividends	[2]	0		0
Mirae Asset Mobility Investment Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	8,417		8,551
Total liabilities	[2]	75		74
Paid-in capital	[2]	8,700		8,700
Equity	[2]	8,342		8,477
Share of net asset amount	[2]	1,918		1,949
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		1,918	[1],[2]	1,949	[1],[2],[4]	1,979
Operating revenue	[2]	14		19
Net profit (loss)	[2]	(135)		(133)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(135)		(133)
Dividends	[2]	0	[1]	0
KB-FT Green Growth 1st Technology Investment Association
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	18,271		18,649
Total liabilities	[2]	0		0
Paid-in capital	[2]	19,345		19,345
Equity	[2]	18,271		18,649
Share of net asset amount	[2],[3]	1,889		1,928
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		1,889	[1],[2],[3]	1,928	[1],[2],[3],[4]	1,970
Operating revenue	[2]	12		3
Net profit (loss)	[2]	(379)		(402)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(379)		(402)
Dividends	[2]	0	[1]	0
Glenwood Credit Private Equity Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	148,970		147,385
Total liabilities	[2]	508		455
Paid-in capital	[2]	140,500		140,500
Equity	[2]	148,462		146,930
Share of net asset amount	[2]	44,380		43,922
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		44,380	[1],[2]	43,922	[1],[2],[4]	43,468
Operating revenue	[2]	10,374		10,374
Net profit (loss)	[2]	9,632		9,611
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	9,632		9,611
Dividends	[2]	2,430	[1]	2,428
THE CHAEUL FUND NO.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,053		3,111
Total liabilities	[2]	0		0
Paid-in capital	[2]	3,200		3,200
Equity	[2]	3,053		3,111
Share of net asset amount	[2]	954		972
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		954	[1],[2]	972	[1],[2],[4]	989
Operating revenue	[2]	1		1
Net profit (loss)	[2]	(58)		(55)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(58)		(55)
Dividends	[2]	0	[1]	0
Smart Korea KB Future9-Sejong Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	6,044		6,314
Total liabilities	[2]	0		81
Paid-in capital	[2]	6,152		6,152
Equity	[2]	6,044		6,233
Share of net asset amount	[2]	2,325		2,398
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		2,325	[1],[2]	2,398	[1],[2],[4]	1,870
Operating revenue	[2]	37		667
Net profit (loss)	[2]	(190)		391
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(190)		391
Dividends	[2]	0	[1]	0
KB-KTB Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	50,673		42,263
Total liabilities	[2]	687		246
Paid-in capital	[2]	55,000		44,000
Equity	[2]	49,986		42,017
Share of net asset amount	[2]	25,446		21,389
Unrealized gains (losses) and other	[2]	2		2
Consolidated carrying amount	[2]	25,448		21,391
Operating revenue	[2]	693		166
Net profit (loss)	[2]	(3,031)		(917)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(3,031)		(917)
Dividends	[2]	0		0
KB-SOLIDUS Healthcare Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	69,004		44,875
Total liabilities	[2]	3		330
Paid-in capital	[2]	72,930		47,190
Equity	[2]	69,001		44,545
Share of net asset amount	[2],[6]	62,383		41,326
Unrealized gains (losses) and other	[2]	(101)		(1,154)
Consolidated carrying amount		62,282	[1],[2],[6]	40,172	[1],[2],[4],[6]	18,651
Operating revenue	[2]	40		16
Net profit (loss)	[2]	(1,284)		(1,344)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(1,284)		(1,344)
Dividends	[2]	0	[1]	0
Paramark KB Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	133,926		78,715
Total liabilities	[2]	28		28
Paid-in capital	[2]	136,324		89,441
Equity	[2]	133,898		78,687
Share of net asset amount	[2]	23,219	[3]	13,645
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		23,219	[1],[2],[3]	13,645	[1],[2]	10,966
Operating revenue	[2]	12,737		1,085
Net profit (loss)	[2]	8,329		(3,824)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	8,329		(3,824)
Dividends	[2]	0	[1]	0
KB Co-Investment Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	224,659		131,929
Total liabilities	[2]	417		257
Paid-in capital	[2]	217,807		133,075
Equity	[2]	224,242		131,672
Share of net asset amount	[2]	15,968		9,477
Unrealized gains (losses) and other	[2]	0		(101)
Consolidated carrying amount	[2]	15,968		9,376
Operating revenue	[2]	24,679		21
Net profit (loss)	[2]	23,302		(908)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	23,302		(908)
Dividends	[2]	0		0
POSITIVE Sobujang Venture Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	2,003		4,494
Total liabilities	[2]	26		23
Paid-in capital	[2]	2,000		4,550
Equity	[2]	1,977		4,471
Share of net asset amount	[2]	869		1,965
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		869	[1],[2]	1,965	[1],[2]	1,977
Operating revenue	[2]	5,742		75
Net profit (loss)	[2]	4,900		(28)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	4,900		(28)
Dividends	[2]	2,129	[1]	0
History 2022 Fintech Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	5,507		5,611
Total liabilities	[2]	55		39
Paid-in capital	[2]	5,750		5,750
Equity	[2]	5,452		5,572
Share of net asset amount	[2]	1,896		1,938
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		1,896	[1],[2]	1,938	[1],[2]	1,981
Operating revenue	[2]	1		1
Net profit (loss)	[2]	(120)		(123)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(120)		(123)
Dividends	[2]	0	[1]	0
KB-NP Green ESG New Technology Venture Capital Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	133,929		68,228
Total liabilities	[2]	775		1,193
Paid-in capital	[2]	138,872		70,557
Equity	[2]	133,154		67,035
Share of net asset amount	[2]	38,592		19,429
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		38,592	[1],[2]	19,429	[1],[2]	9,043
Operating revenue	[2]	767		21
Net profit (loss)	[2]	(2,197)		(2,463)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(2,197)		(2,463)
Dividends	[2]	0	[1]	0
TMAP Mobility Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	797,292		849,894
Total liabilities	[2]	163,070		220,824
Paid-in capital	[2]	8,681		8,680
Equity	[2]	634,222		629,070
Share of net asset amount	[2],[3]	52,287		51,866
Unrealized gains (losses) and other	[2]	129,713		131,706
Consolidated carrying amount		182,000	[1],[2],[3]	183,572	[1],[2],[3]	194,455
Operating revenue	[2]	321,542		294,016
Net profit (loss)	[2]	(58,287)		(100,432)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(58,287)		(100,432)
Dividends	[2]	0	[1]	0
Nextrade Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	125,776		139,245
Total liabilities	[2]	2,563		296
Paid-in capital	[2]	146,100		146,100
Equity	[2]	123,213		138,949
Share of net asset amount	[2],[3]	8,180		9,225
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		8,180	[1],[2],[3]	9,225	[1],[2],[3]	9,700
Operating revenue	[2]	3,856		0
Net profit (loss)	[2]	(15,737)		(7,150)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(15,737)		(7,150)
Dividends	[2]	0	[1]	0
Shinhan Global Mobility Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	5,320		5,389
Total liabilities	[2]	51		1
Paid-in capital	[2]	5,700		5,700
Equity	[2]	5,269		5,388
Share of net asset amount	[2]	1,294		1,324
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[1],[2]	1,294		1,324
Operating revenue	[2]	0		0
Net profit (loss)	[2]	(120)		(115)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(120)		(115)
Dividends	[2]	0	[1]	0
SKB Next Unicorn K-Battery Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	7,446		7,609
Total liabilities	[2]	0		0
Paid-in capital	[2]	7,700		7,700
Equity	[2]	7,446		7,609
Share of net asset amount	[2]	1,850		1,890
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		1,850	[1],[2]	1,890	[1],[2]	1,995
Operating revenue	[2]	0		123
Net profit (loss)	[2]	(162)		(87)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(162)		(87)
Dividends	[2]	0	[1]	0
Lakewood-AVES Fund No.1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			5,065
Total liabilities	[2]			4
Paid-in capital	[2]			5,120
Equity	[2]			5,061
Share of net asset amount	[2]			1,977
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount		0	[1]	1,977	[1],[2]	0
Operating revenue	[2]			0
Net profit (loss)	[2]			(60)
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			(60)
Dividends		0	[1]	0	[2]
MW-Pyco NewWave New Technology Investment Fund 4th
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,747		3,832
Total liabilities	[2]	0		0
Paid-in capital	[2]	3,900		3,900
Equity	[2]	3,747		3,832
Share of net asset amount	[2],[6]	1,922		1,965
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		1,922	[1],[2],[6]	1,965	[1],[2],[6]	0
Operating revenue	[2]	1		1
Net profit (loss)	[2]	(84)		(68)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(84)		(68)
Dividends	[2]	0	[1]	0
Bitgoeul Cheomdan Green 1st Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	1,274		877
Total liabilities	[2]	5		6
Paid-in capital	[2]	1,800		1,000
Equity	[2]	1,269		871
Share of net asset amount	[2],[3]	241		165
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		241	[1],[2],[3]	165	[1],[2],[3]	0
Operating revenue	[2]	1		0
Net profit (loss)	[2]	(396)		(124)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(396)		(124)
Dividends	[2]	0	[1]	0
KB-SUSUNG 1st Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	14,590		19,690
Total liabilities	[2]	0		0
Paid-in capital	[2]	10,760		20,000
Equity	[2]	14,590		19,690
Share of net asset amount	[2],[3]	2,188		2,953
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		2,188	[1],[2],[3]	2,953	[1],[2],[3]	0
Operating revenue	[2]	5,164		47
Net profit (loss)	[2]	4,140		(310)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	4,140		(310)
Dividends	[2]	0	[1]	0
Friend 55 New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			2,220
Total liabilities	[2]			3
Paid-in capital	[2]			2,250
Equity	[2]			2,217
Share of net asset amount	[2],[6]			1,182
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount		0	[1]	1,182	[1],[2],[6]	0
Operating revenue	[2]			3
Net profit (loss)	[2]			(33)
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			(33)
Dividends		0	[1]	0	[2]
DSIP-Pharos Bioenergy Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			48,307
Total liabilities	[2]			44
Paid-in capital	[2]			11,730
Equity	[2]			48,263
Share of net asset amount	[2]			16,458
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount		0	[1]	16,458	[1],[2]	0
Operating revenue	[2]			36,813
Net profit (loss)	[2]			36,533
Other comprehensive income (loss)	[2]			0
Total comprehensive income (loss)	[2]			36,533
Dividends		0	[1]	0	[2]
KY Global Cell & Gene Private Equity Fund 2nd
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]			132,025
Total liabilities	[2]			11
Paid-in capital	[2]			132,331
Equity	[2]			132,014
Share of net asset amount	[2]			26,969
Unrealized gains (losses) and other	[2]			0
Consolidated carrying amount	[2]			26,969
Operating revenue	[2]			0
Net profit (loss)	[2]			(225)
Other comprehensive income (loss)	[2]			(93)
Total comprehensive income (loss)	[2]			(318)
Dividends	[2]			0
Shinhan-Eco Venture Fund 2nd
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	9,868		9,067
Total liabilities	[2]	3		66
Paid-in capital	[2]	10,250		9,125
Equity	[2]	9,865		9,001
Share of net asset amount	[2]	1,973		1,800
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		1,973	[1],[2]	1,800	[1],[2]	0
Operating revenue	[2]	0		2
Net profit (loss)	[2]	(260)		(125)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(260)		(125)
Dividends	[2]	0	[1]	0
Leading H2O Fund 1
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,018		3,088
Total liabilities	[2]	1		1
Paid-in capital	[2]	3,110		3,110
Equity	[2]	3,017		3,087
Share of net asset amount	[2]	1,455		1,489
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		1,455	[1],[2]	1,489	[1],[2]	0
Operating revenue	[2]	3		5
Net profit (loss)	[2]	(71)		(23)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(71)		(23)
Dividends	[2]	0	[1]	0
2023 JB Newtech No.2 Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	6,634		6,946
Total liabilities	[2]	3		2
Paid-in capital	[2]	5,466		7,000
Equity	[2]	6,631		6,944
Share of net asset amount	[2]	1,705		1,786
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount	[2]	1,705		1,786
Operating revenue	[2]	2,533		2
Net profit (loss)	[2]	1,804		(56)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	1,804		(56)
Dividends	[2]	150		0
U-KB Credit No.1 Private Equity
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	24,988		20,557
Total liabilities	[2]	974		6
Paid-in capital	[2]	21,900		20,700
Equity	[2]	24,014		20,551
Share of net asset amount	[2]	8,006		6,851
Unrealized gains (losses) and other	[2]	0		(1)
Consolidated carrying amount	[2]	8,006		6,850
Operating revenue	[2]	4,487		345
Net profit (loss)	[2]	2,263		(149)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	2,263		(149)
Dividends	[2]	0		0
KB-BridgePole Venture Investment Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	10,244		10,502
Total liabilities	[2]	0		41
Paid-in capital	[2]	10,500		10,500
Equity	[2]	10,244		10,461
Share of net asset amount	[2],[3]	1,463		1,494
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		1,463	[1],[2],[3]	1,494	[1],[2],[3]	0
Operating revenue	[2]	4		2
Net profit (loss)	[2]	(216)		(39)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(216)		(39)
Dividends	[2]	0	[1]	0
Sirius Silicon Valley I New Technology Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	1,994		2,040
Total liabilities	[2]	1		2
Paid-in capital	[2]	2,100		2,100
Equity	[2]	1,993		2,038
Share of net asset amount	[2]	474		485
Unrealized gains (losses) and other	[2]	0		0
Consolidated carrying amount		474	[1],[2]	485	[1],[2]	₩ 0
Operating revenue	[2]	10		1
Net profit (loss)	[2]	(45)		(62)
Other comprehensive income (loss)	[2]	0		0
Total comprehensive income (loss)	[2]	(45)		(62)
Dividends	[2]	0	[1]	0
FineKB Private Equity Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	29,324
Total liabilities	[2]	78
Paid-in capital	[2]	29,501
Equity	[2]	29,246
Share of net asset amount	[2],[3]	248
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	248	[2],[3]	0
Operating revenue	[2]	4
Net profit (loss)	[2]	(255)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(255)
Dividends	[1],[2]	0
Timefolio Athleisure Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	8,140
Total liabilities	[2]	0
Paid-in capital	[2]	8,300
Equity	[2]	8,140
Share of net asset amount	[2]	3,923
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	3,923	[2]	0
Operating revenue	[2]	6
Net profit (loss)	[2]	(160)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(160)
Dividends	[1],[2]	0
VIG Private Equity Fund V-3
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	4,131
Total liabilities	[2]	5
Paid-in capital	[2]	4,131
Equity	[2]	4,126
Share of net asset amount	[2]	4,126
Unrealized gains (losses) and other	[2]	(2,490)
Consolidated carrying amount	[1]	1,636	[2]	0
Operating revenue	[2]	0
Net profit (loss)	[2]	(5)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(5)
Dividends	[1],[2]	0
COMPA Global Scale-Up Fund No.3
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	3,266
Total liabilities	[2]	0
Paid-in capital	[2]	3,334
Equity	[2]	3,266
Share of net asset amount	[2]	980
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	980	[2]	0
Operating revenue	[2]	9
Net profit (loss)	[2]	(68)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(68)
Dividends	[1],[2]	0
AKK Robotech Valueup New Technology Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	22,651
Total liabilities	[2]	6
Paid-in capital	[2]	20,100
Equity	[2]	22,645
Share of net asset amount	[2]	1,127
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,127	[2]	0
Operating revenue	[2]	2,976
Net profit (loss)	[2]	2,545
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	2,545
Dividends	[1],[2]	0
YG MCE PROJECT NO.1 Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	5,317
Total liabilities	[2]	0
Paid-in capital	[2]	5,400
Equity	[2]	5,317
Share of net asset amount	[2]	1,477
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,477	[2]	0
Operating revenue	[2]	2
Net profit (loss)	[2]	(83)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(83)
Dividends	[1],[2]	0
HI YG Win-win Fund No.2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	9,568
Total liabilities	[2]	0
Paid-in capital	[2]	9,700
Equity	[2]	9,568
Share of net asset amount	[2]	1,973
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,973	[2]	0
Operating revenue	[2]	4
Net profit (loss)	[2]	(132)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(132)
Dividends	[1],[2]	0
KB-CJ Venture Fund 1st
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	4,333
Total liabilities	[2]	1
Paid-in capital	[2]	4,500
Equity	[2]	4,332
Share of net asset amount	[2]	1,733
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,733	[2]	0
Operating revenue	[2]	34
Net profit (loss)	[2]	(168)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(168)
Dividends	[1],[2]	0
Elohim-Bilanx aerospace No.1 Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	9,451
Total liabilities	[2]	5
Paid-in capital	[2]	9,550
Equity	[2]	9,446
Share of net asset amount	[2]	1,978
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,978	[2]	0
Operating revenue	[2]	2
Net profit (loss)	[2]	(104)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(104)
Dividends	[1],[2]	0
KB-SUSUNG 2st Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	15,649
Total liabilities	[2]	0
Paid-in capital	[2]	15,800
Equity	[2]	15,649
Share of net asset amount	[2],[3]	1,981
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,981	[2],[3]	0
Operating revenue	[2]	43
Net profit (loss)	[2]	(151)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(151)
Dividends	[1],[2]	0
IMM global Secondary 1-1 Equity Private Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	9,503
Total liabilities	[2]	490
Paid-in capital	[2]	6,769
Equity	[2]	9,013
Share of net asset amount	[2]	3,754
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	3,754	[2]	0
Operating revenue	[2]	2,318
Net profit (loss)	[2]	2,245
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	2,245
Dividends	[1],[2]	0
LIB Material Investment Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	5,787
Total liabilities	[2]	0
Paid-in capital	[2]	31,387
Equity	[2]	5,787
Share of net asset amount	[2]	1,475
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,475	[2]	0
Operating revenue	[2]	0
Net profit (loss)	[2]	(19,096)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(19,096)
Dividends	[1],[2]	0
NOVORSEC-SJG Consumer Secondary Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	6,949
Total liabilities	[2]	0
Paid-in capital	[2]	7,000
Equity	[2]	6,949
Share of net asset amount	[2]	1,688
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,688	[2]	0
Operating revenue	[2]	7
Net profit (loss)	[2]	(51)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(51)
Dividends	[1],[2]	0
Allra Fintech Corp.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	185,699
Total liabilities	[2]	175,310
Paid-in capital	[2]	174
Equity	[2]	10,389
Share of net asset amount	[2],[3]	1,638
Unrealized gains (losses) and other	[2]	7,046
Consolidated carrying amount	[1]	8,684	[2],[3]	0
Operating revenue	[2]	6,475
Net profit (loss)	[2]	966
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	966
Dividends	[1],[2]	0
Reboot Private Equity Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	32,376
Total liabilities	[2]	127
Paid-in capital	[2]	32,500
Equity	[2]	32,249
Share of net asset amount	[2]	6,946
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	6,946	[2]	0
Operating revenue	[2]	1
Net profit (loss)	[2]	(251)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(251)
Dividends	[1],[2]	0
KB-SBI Global Strategic Capital Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	30,205
Total liabilities	[2]	575
Paid-in capital	[2]	31,046
Equity	[2]	29,630
Share of net asset amount	[2]	10,782
Unrealized gains (losses) and other	[2]	2
Consolidated carrying amount	[1]	10,784	[2]	0
Operating revenue	[2]	2
Net profit (loss)	[2]	(1,416)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(1,416)
Dividends	[1],[2]	0
KB-Cyrus Tourism Venture Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	5,277
Total liabilities	[2]	0
Paid-in capital	[2]	5,400
Equity	[2]	5,277
Share of net asset amount	[2],[3]	977
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	977	[2],[3]	0
Operating revenue	[2]	5
Net profit (loss)	[2]	(123)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(123)
Dividends	[1],[2]	0
IBKS Design Fund
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	4,292
Total liabilities	[2]	0
Paid-in capital	[2]	4,300
Equity	[2]	4,292
Share of net asset amount	[2]	1,996
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,996	[2]	0
Operating revenue	[2]	0
Net profit (loss)	[2]	(8)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(8)
Dividends	[1],[2]	0
NICE DATA INTELLIGENCE VENTURE FUND
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	4,241
Total liabilities	[2]	0
Paid-in capital	[2]	4,250
Equity	[2]	4,241
Share of net asset amount	[2]	998
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	998	[2]	0
Operating revenue	[2]	0
Net profit (loss)	[2]	(9)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(9)
Dividends	[1],[2]	0
Pectus Hanhwa Fund 2
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	6,631
Total liabilities	[2]	0
Paid-in capital	[2]	6,800
Equity	[2]	6,631
Share of net asset amount	[2]	1,950
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[1]	1,950	[2]	0
Operating revenue	[2]	0
Net profit (loss)	[2]	(169)
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	(169)
Dividends	[1],[2]	0
KB-IMM New Star Real Estate Private Fund I
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	53,736
Total liabilities	[2]	110
Paid-in capital	[2]	51,177
Equity	[2]	53,626
Share of net asset amount	[2],[6]	33,074
Unrealized gains (losses) and other	[2]	0
Consolidated carrying amount	[2],[6]	33,074
Operating revenue	[2]	2,681
Net profit (loss)	[2]	2,449
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	2,449
Dividends	[2]	0
Korea Environment Technology Co., Ltd.
Disclosure of significant investments in major associates and joint ventures [Line Items]
Total assets	[2]	232,104
Total liabilities	[2]	54,581
Paid-in capital	[2]	25,000
Equity	[2]	177,523
Share of net asset amount	[2]	43,156
Unrealized gains (losses) and other	[2]	64,272
Consolidated carrying amount	[1]	107,428	[2]	₩ 0
Operating revenue	[2]	63,024
Net profit (loss)	[2]	21,181
Other comprehensive income (loss)	[2]	0
Total comprehensive income (loss)	[2]	21,181
Dividends	[1],[2]	₩ 0

[1]	Gains (losses) on disposal of investments in associates and joint ventures amount to ￦6,853 million ￦(10,552) million for the years ended December 31, 2023 and 2024, respectively.
[2]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[3]	As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[4]	Gains on disposal of investments in associates and joint ventures amount to ￦ 20,585 million ￦ 6,853 million for the years ended December 31, 2022 and 2023, respectively.
[5]	The ownership of Food Factory Co., Ltd. would be 30.00% as of December 31, 2023, considering the potential voting rights of convertible bonds.
[6]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[7]	As of December 31, 2023 and 2024, the Group participates in the investment management committee but cannot exercise control.